Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

January 7, 2016

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that: (i) the form of prospectus of the Victory CEMP US Large Cap High Div Volatility Wtd Index Fund and Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund, each a series of the Registrant, and the form of statement of additional information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 44 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 22, 2015 accession number 0001104659-15-086329.

If you have any questions or comments regarding this filing, please call me at 216-898-2411 or Jay G. Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Portfolios II

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President